Commitments and Contingencies - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Deferred underwriting commission per unit, shares	$ 0.35	$ 0.35
Deferred underwriting commissions noncurrent	$ 26,250,000	$ 26,250,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Over allotment option period	45 days	45 days
Stock issued during period shares	11,250,000	11,250,000